SUPPLEMENT DATED APRIL 9, 2009
TO THE CLASS R-1, CLASS R-2, CLASS R-3, CLASS R-4 and CLASS R-5 PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

RISK/RETURN SUMMARY

DIVERSIFIED INTERNATIONAL FUND

Replace the Average Annual Total Returns table with the following:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)	-46.76	2.53	-0.37
(after taxes on distributions)(2)	-46.68	1.50	-1.00
(after taxes on distributions and sale of shares)(2)	-29.99	2.50	-0.11
R-2 Class	-46.67	2.68	-0.26
R-3 Class	-46.54	2.84	-0.06
R-4 Class	-46.48	2.97	0.24
R-5 Class	-46.46	3.13	0.25
MSCI ACWI Ex-US Index(3)(4)	-45.53	2.56	1.09
Morningstar Foreign Large Blend Category Average(4)	-43.99	1.21	-0.93

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.
(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”

SHORT-TERM BOND FUND

Replace the Average Annual Total Returns table with the following:

Average Annual Total Returns (%)(1)

For the period ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Fund
R-1 Class (before taxes)	-14.26	-1.41	1.10
(after taxes on distributions)(2)	-15.68	-2.70	-0.37
(after taxes on distributions and sale of shares)(2)	-9.18	-1.86	0.13
R-2 Class	-14.20	-1.28	1.20
R-3 Class	-14.00	-1.12	1.40
R-4 Class	-13.17	-0.82	1.54
R-5 Class	-13.82	-0.91	1.62
Barclays Capital Government/Credit 1-3 Index(3)(4)	4.97	3.80	4.60
Morningstar Short-Term Bond Category Average(4)	-4.23	1.23	2.71

(1)	The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Fund’s R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3 Class shares.

(2)	After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4, and R-5 shares. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.
(4)	Lifetime results are measured from the date the R-3 Class shares were first sold (December 6, 2000).
For further information about the Fund’s performance, see “Risk/Return Summary-Investment Results.”